Business and Geographic Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Geographic Distribution of Revenue

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
North America	45%	47%	49%
Europe	17%	15%	14%
Latin America and Caribbean	16%	15%	15%
Africa and Middle East	14%	14%	13%
Asia-Pacific	8%	9%	9%

Schedule of Off-Network and On-Network Revenues

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2014		Year Ended December 31, 2015		Year Ended December 31, 2016
On-Network Revenues
Transponder services	$1,779,458	72%	$1,705,568	73%	$1,561,108	71%
Managed services	415,269	17%	405,330	17%	414,758	19%
Channel	58,669	2%	38,872	2%	9,134	0%

Total on-network revenues	2,253,396	91%	2,149,770	91%	1,985,000	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	171,637	7%	160,063	7%	157,212	7%
Satellite-related services	47,353	2%	42,688	2%	45,835	2%

Total off-network and other revenues	218,990	9%	202,751	9%	203,047	9%

Total	$2,472,386	100%	$2,352,521	100%	$2,188,047	100%